Allowance For Loan Losses (Composition Of The Allowance For Loan Losses) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Ending allowance balance attributed to loans	$ 68,444		$ 143,575		$ 116,717	$ 100,088
Loan balance	4,317,099		4,732,685
Allowance for loan losses as a percentage of loan balance	1.59%		3.03%
Recorded investment	4,331,783		4,750,190
Individually Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Ending allowance balance attributed to loans	15,935		66,904
Collectively Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Ending allowance balance attributed to loans	52,509		76,671
Loans Individually Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loan balance	187,135		250,933
Allowance for loan losses as a percentage of loan balance	8.52%		26.66%
Recorded investment	187,135		250,933
Loans Collectively Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loan balance	4,129,964		4,481,752
Allowance for loan losses as a percentage of loan balance	1.27%		1.71%
Recorded investment	4,144,648		4,499,257
Commercial, Financial And Agricultural [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Ending allowance balance attributed to loans	16,950		11,555
Loan balance	743,797		737,902
Allowance for loan losses as a percentage of loan balance	2.28%		1.57%
Recorded investment	746,918		740,788
Commercial, Financial And Agricultural [Member] | Individually Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Ending allowance balance attributed to loans	5,819		3,028
Commercial, Financial And Agricultural [Member] | Collectively Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Ending allowance balance attributed to loans	11,131		8,527
Commercial, Financial And Agricultural [Member] | Loans Individually Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loan balance	40,621		19,205
Allowance for loan losses as a percentage of loan balance	14.33%		15.77%
Recorded investment	40,621		19,205
Commercial, Financial And Agricultural [Member] | Loans Collectively Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loan balance	703,176		718,697
Allowance for loan losses as a percentage of loan balance	1.58%		1.19%
Recorded investment	706,297		721,583
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Ending allowance balance attributed to loans	15,539		24,369
Loan balance	1,108,574	[1]	1,226,616	[1]
Allowance for loan losses as a percentage of loan balance	1.40%		1.99%
Recorded investment	1,112,809	[1]	1,231,420	[1]
Commercial Real Estate [Member] | Individually Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Ending allowance balance attributed to loans	4,431		12,652
Commercial Real Estate [Member] | Collectively Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Ending allowance balance attributed to loans	11,108		11,717
Commercial Real Estate [Member] | Loans Individually Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loan balance	51,978		57,930
Allowance for loan losses as a percentage of loan balance	8.52%		21.84%
Recorded investment	51,978		57,930
Commercial Real Estate [Member] | Loans Collectively Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loan balance	1,056,596		1,168,686
Allowance for loan losses as a percentage of loan balance	1.05%		1.00%
Recorded investment	1,060,831		1,173,490
Construction Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Ending allowance balance attributed to loans	14,433		70,462
Loan balance	217,546		406,480
Allowance for loan losses as a percentage of loan balance	6.63%		17.33%
Recorded investment	218,096		407,533
Construction Real Estate [Member] | Individually Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Ending allowance balance attributed to loans	3,414		45,312
Construction Real Estate [Member] | Collectively Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Ending allowance balance attributed to loans	11,019		25,150
Construction Real Estate [Member] | Loans Individually Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loan balance	50,240		113,571
Allowance for loan losses as a percentage of loan balance	6.80%		39.90%
Recorded investment	50,240		113,571
Construction Real Estate [Member] | Loans Collectively Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loan balance	167,306		292,909
Allowance for loan losses as a percentage of loan balance	6.59%		8.59%
Recorded investment	167,856		293,962
Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Ending allowance balance attributed to loans	15,692		30,259
Loan balance	1,628,618		1,692,209
Allowance for loan losses as a percentage of loan balance	0.96%		1.79%
Recorded investment	1,632,423		1,697,670
Residential Real Estate [Member] | Individually Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Ending allowance balance attributed to loans	2,271		5,912
Residential Real Estate [Member] | Collectively Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Ending allowance balance attributed to loans	13,421		24,347
Residential Real Estate [Member] | Loans Individually Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loan balance	44,276		60,227
Allowance for loan losses as a percentage of loan balance	5.13%		9.82%
Recorded investment	44,276		60,227
Residential Real Estate [Member] | Loans Collectively Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loan balance	1,584,342		1,631,982
Allowance for loan losses as a percentage of loan balance	0.85%		1.49%
Recorded investment	1,588,147		1,637,443
Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Ending allowance balance attributed to loans	5,830		6,925
Loan balance	616,505		666,871
Allowance for loan losses as a percentage of loan balance	0.95%		1.04%
Recorded investment	619,435		670,116
Consumer [Member] | Collectively Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Ending allowance balance attributed to loans	5,830		6,925
Consumer [Member] | Loans Individually Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loan balance	20
Recorded investment	20
Consumer [Member] | Loans Collectively Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loan balance	616,485		666,871
Allowance for loan losses as a percentage of loan balance	0.95%		1.04%
Recorded investment	619,415		670,116
Leases [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Ending allowance balance attributed to loans			5
Loan balance	2,059		2,607
Allowance for loan losses as a percentage of loan balance			0.19%
Recorded investment	2,102		2,663
Leases [Member] | Collectively Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Ending allowance balance attributed to loans			5
Leases [Member] | Loans Collectively Evaluated For Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loan balance	2,059		2,607
Allowance for loan losses as a percentage of loan balance			0.19%
Recorded investment	$ 2,102		$ 2,663

[1]	Included within commercial, financial and agricultural loans, commercial real estate loans, and Vision commercial land and development loans are an immaterial amount of consumer loans that are not broken out by class.